UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: August 31

Date of reporting period: July 1, 2006 – June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: U.S. BANK

CEMEX

Ticker:	CX	Meeting Date:	8/31/2006
CUSIP	151290889

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1 Presentation discussion and project that modifies the issuance deed of the ordinary participation				FOR	FOR	WITH	ISSUER
certificates

NIKE INC.

Ticker:	NKE	Meeting Date:	9/18/2006
CUSIP	654106103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Directors Election				FOR	FOR	WITH	ISSUER

2. SHAREHOLDER PROPOSAL REGARDING CHARITABLE CONTRIBUTIONS REPORT				AGAINST	FOR	AGAINST	SHAREHOLDER

3. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM

CNOOC

Ticker:	CEO	Meeting Date:	9/29/2006
CUSIP	126132109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVE THE REVISED CAPS FOR 2006 AND 2007 FOR THE "SALES OF PETROLEUM AND NATURAL				FOR	FOR	WITH	ISSUER
GAS PRODUCTS" CATEGORY OF CONTINUING CONNECTED TRANSACTIONS

PROCTER & GAMBLE

Ticker:	PG	Meeting Date:	10/10/2006
CUSIP	742718109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Directors Election				FOR	FOR	WITH	ISSUER

2. APPROVE AMENDMENT TO THE CODE OF REGULATIONS TO DECREASE NUMBER OF DIRECTORS ON				FOR	FOR	WITH	ISSUER
BOARD

3. RATIFY APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

4. REAPPROVE AND AMEND THE MATERIAL TERMS OF THE PERFORMANCE CRITERIA UNDER P&G 2001				FOR	FOR	WITH	ISSUER
STOCK INCENTIVE COMP PLAN

5. SHAREHOLDER PROPOSAL -AWARD NO FUTURE STOCK OPTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

NEWS CORPORATION

Ticker:	NWS	Meeting Date:	10/20/2006
CUSIP	65248E203

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Directors Election				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF EARNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM

3. APPROVAL OF AMENDED AND RESTATED RIGHTS PLAN				FOR	AGAINST	AGAINST	ISSUER

4. STOCKHOLDER PROPOSAL ON THE ELECTION OF DIRECTORS				AGAINST	AGAINST	WITH	SHAREHOLDER

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	11/14/2006
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM

3. RESTRICTION ON SELLING PRODUCTS AND SERVICES TO FOREIGN GOVERNMENTS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. SEXUAL ORIENTATION IN EQUAL EMPLOYMENT OPPORTUNITY POLICY				AGAINST	AGAINST	WITH	SHAREHOLDER

5. HIRING OF PROXY ADVISOR				AGAINST	AGAINST	WITH	SHAREHOLDER

CEMEX

Ticker:	CX	Meeting Date:	12/7/2006
CUSIP	151290889

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. CONSIDERATION AND IF APPLICABLE, AUTHORIZATION OF A TRANSACTION, AFTER HEARING A				FOR	FOR	WITH	ISSUER
REPORT BY THE CHIEF EXECUTIVE OFFICER AND THE OPINION OF THE BOARD OF DIRECTORS.

TYCO

Ticker:	TYC	Meeting Date:	3/8/2007
CUSIP	902124106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM
BLUE SLIP PROXY
3. APPROVAL OF REVERSAL OF STOCK SPLIT OF THE COMPANY'S COMMON SHARES AT A SPLIT				FOR	FOR	WITH	ISSUER
RATIO OF 1 TO 4

4. APPROVAL OF CONSEQUENTIAL AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED				FOR	FOR	WITH	ISSUER
BY-LAWS.

NEWS CORPORATION

Ticker:	NWS	Meeting Date:	4/3/2007
CUSIP	65248E203

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF EXCHANGE OF CLASS A AND B SHARES HELD INDIRECTLY BY LIBERTY MEDIA CO.				FOR	FOR	WITH	ISSUER
FOR ALL OF THE ISSUED AND OUTSTANDING SHARES OF GREENLADY CORP. A WHOLLY OWNED
SUBSIDIARY OF THE COMPANY

2.APPROVAL OF THE ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING, IF NECESSARY OR				FOR	FOR	WITH	ISSUER
APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES FOR APPROVAL OF THE EXCHANGE IF THERE ARE
INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE EXCHANGE.

AMGEN

Ticker:	AMGN	Meeting Date:	5/9/2007
CUSIP	031162100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1D. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF ERNST& YOUNG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

3. RATIFY AMENDMENTS TO COMPANY'S RESTATED STATEMENT OF INCORPORATION ELIMINATING				FOR	FOR	WITH	ISSUER
CLASSIFICATION OF BOARD OF DIRECTORS

4. APPROVE AMENDMENTS TO AMENDED AND RESTATED BYLAWS ELIMINATING CLASSIFICATION OF				FOR	FOR	WITH	ISSUER
BOARD OF DIRECTORS

5A. ANIMAL WELFARE				AGAINST	AGAINST	WITH	SHAREHOLDER

5B. SUSTAINABILITY REPORT				AGAINST	AGAINST	WITH	SHAREHOLDER

WESTERN UNION

Ticker:	WU	Meeting Date:	5/10/2007
CUSIP	959802109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. APPROVE 2006 LONG-TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

3. APPROVAL OF SENIOR EXECUTIVE ANNUAL INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. RATIFICATION OF SELECT AUDITORS				FOR	FOR	WITH	ISSUER

PFIZER

Ticker:	PFE	Meeting Date:	4/26/2007
CUSIP	717081103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

3. PROPOSAL RELATING TO CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

4. PROPOSAL REQUESTING REPORT ON THE RATIONALE FOR EXPORTING ANIMAL EXPERIMENTATION				AGAINST	AGAINST	WITH	SHAREHOLDER

5. REQUESTING REPORT ON THE FEASIBILITY OF AMENDING PFIZER'S CORPORATE POLICY ON				AGAINST	AGAINST	WITH	SHAREHOLDER
LABORATORY ANIMAL CARE AND USE

6. PROPOSAL RELATING TO QUALIFICATIONS FOR DIRECTOR				AGAINST	AGAINST	WITH	SHAREHOLDER

CITIGROUP

Ticker:	C	Meeting Date:	4/17/2007
CUSIP	172967101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-N. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

3. REQUEST FOR REPORT ON PRIOR GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. REQUEST FOR REPORT ON POLITICAL CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

5. REQUEST FOR REPORT ON CHARITABLE CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

6. REQUESTING AND ADVISORY RESOLUTION TO RATIFY EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

7. REQUESTING CEO COMPENSATION BE LIMITED TO O MORE THAN 100 TIMES THE AVERAGE				AGAINST	AGAINST	WITH	SHAREHOLDER
COMPENSATION PAID TO WORLDWIDE EMPLOYEES

8. PROPOSAL REQUESTING THAT HE CHAIRMAN OF THE BOARD HAVE NO MANAGEMENT DUTIES, TITLE				AGAINST	AGAINST	WITH	SHAREHOLDER
OR RESPONSIBILITIES

9. REQUESTING STOCK OPTIONS BE SUBJECT TO A FIVE YEAR SALES RESTRICTION				AGAINST	AGAINST	WITH	SHAREHOLDER

10. REQUEST FOR CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

11. REQUESTING THAT STOCKHOLDERS HAVE THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS				AGAINST	AGAINST	WITH	SHAREHOLDER

TAIWAN SEMICONDUCTOR

Ticker:	TSM	Meeting Date:	5/7/2007
CUSIP	874039100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO ACCEPT 2006 BUSINESS REPORT AND FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

TO APPROVE PROPOSAL FOR DISTRIBUTION OF 2006 PROFITS				FOR	FOR	WITH	ISSUER

3. TO APPROVE CAPITALIZATION OF 2006 DIVIDENDS, 2006 EMPLOYEE PROFIT SHARING, AND CAPITAL				FOR	FOR	WITH	ISSUER
SURPLUS

4. TO APPROVE REVISIONS TO THE ARTICLES OF INCORPORATION				FOR	AGAINST	WITH	ISSUER

5. APPROVE REVISIONS TO INTERNAL POLICIES AND RULES				FOR	FOR	WITH	ISSUER

CEMEX

Ticker:	CX	Meeting Date:	4/26/2007
CUSIP	151290889

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PRESENTATION OF THE REPORT BY THE CHIEF EXECUTIVE OFFICER				FOR	FOR	WITH	ISSUER

2. PROPOSAL FOR ALLOCATION OF PROFITS AND THE MAXIMUM AMOUNT OF FUNDS TO BE USED FOR				FOR	FOR	WITH	ISSUER
THE PURCHASE OF COMPANY SHARES

3. PROPOSAL TO INCREASE THE CAPITAL STOCK OF THE COMPANY IN ITS VARIABLE PORTION				FOR	AGAINST	WITH	ISSUER
THROUGH CAPITALIZATION CHARGED AGAINST RETAINED EARNINGS, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT

4. APPOINTMENT OF DIRECTORS				FOR	FOR	WITH	ISSUER

5. APPROVE REVISIONS TO INTERNAL POLICIES AND RULES				FOR	FOR	WITH	ISSUER

6. APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS ADOPTED AT THE MEETING				FOR	FOR	WITH	ISSUER

ING GROUP

Ticker:	ING	Meeting Date:	4/24/2007
CUSIP	456837103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2C. ANNUAL ACCOUNTS FOR 2006				FOR	FOR	WITH	ISSUER

3B. DIVIDEND FOR 2006				FOR	FOR	WITH	ISSUER

4B. MAX NUMBER OF STOCK OPTIONS AND PERFORMANCE SHARES TO BE GRANTED TO MEMBERS				FOR	FOR	WITH	ISSUER
OF THE EXECUTIVE BOARD FOR 2006

5B. AMENDMENT OF ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

7A. DISCHARGE OF THE EXECUTIVE BOARD IN RESPECT OF THE DUTIES PERFORMED DURING THE				FOR	FOR	WITH	ISSUER
YEAR 2006

7B. DISCHARGE OF THE SUPERVISORY BOARD IN RESPECT OF THE DUTIES PERFORMED DURING THE				FOR	FOR	WITH	ISSUER
2006 YEAR

9A.- 10E. APPOINTMENT OF BOARD				FOR	FOR	WITH	ISSUER

11A. AUTHORIZATION TO ISSUE ORDINARY SHARES WITH OR WITHOUT PREFERENTIAL RIGHTS				FOR	FOR	WITH	ISSUER

11B. AUTH. TO ISSUE PREFERENCE B SHARES WITH OR WITHOUT PREFERENTIAL RIGHTS				FOR	FOR	WITH	ISSUER

12A. AUTH TO ACQUIRE ORDINARY SHARES OR DEPOSITORY RECEIPTS FOR ORDINARY SHARES IN				FOR	FOR	WITH	ISSUER
THE COMPANY'S OWN CAPITAL

12B. AUTH TO ACQUIRE PREFERENCE A SHARES OR DEP. RECE. IN THE COMPANY'S OWN CAPITAL				FOR	FOR	WITH	ISSUER

13. CANCELLATION OF ( DEP. REC. OF) A SHARES WHICH ARE HELD BY ING GROUP N.V.				FOR	FOR	WITH	ISSUER

3M COMPANY

Ticker:	MMM	Meeting Date:	5/8/2007
CUSIP	88579Y101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-10 DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007				FOR	FOR	WITH	ISSUER

3. AMENDMENT OF THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE				FOR	FOR	WITH	ISSUER
SUPERMAJORITY VOTE REQUIREMENTS

4. AMENDMENT TO COMPANY'S RESTATED CERTIFICATE OF CORPORATION TO ELIMINATE THE FAIR				FOR	FOR	WITH	ISSUER
PRICE PROVISION

5. APPROVAL OF THE EXECUTIVE ANNUAL INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

6. APPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE CRITERIA UNDER THE PERFORMANCE				FOR	FOR	WITH	ISSUER
UNIT PLAN

7. EXECUTIVE COMPENSATION BASED ON THE PERFORMANCE OF PEER COMPANIES				AGAINST	AGAINST	WITH	SHAREHOLDER

SANOFI AVENTIS

Ticker:	SNY	Meeting Date:	5/31/2007
CUSIP	80105N105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. APPROVAL OF CONSOLIDATED STATEMENTS				FOR	FOR	WITH	ISSUER

3. APPROPRIATION OF PROFITS				FOR	FOR	WITH	ISSUER

4. APPROVAL OF TRANSACTIONS COVERED BY STATUTORY AUDITORS				FOR	FOR	WITH	ISSUER

5. REAPPOINTMENT OF A DIRECTOR				FOR	FOR	WITH	ISSUER

6. AUTHORIZATION TO THE BOARD				FOR	FOR	WITH	ISSUER

7. DELEGATION TO THE BOARD OF DIRECTORS OF AUTHORITY TO DECIDE TO CARRY OUT INCREASES				FOR	FOR	WITH	ISSUER
IN THE SHARE CAPITAL BY ISSUANCE, WITH PREEMPTIVE RIGHTS MAINTAINED…

8. DELEGATION TO THE BOARD OF AUTHORITY TO DECIDE TO CARRY OUT INCREASES IN SHARE				FOR	FOR	WITH	ISSUER
CAPITAL BY ISSUANCE, WITH PREEMPTIVE RIGHTS WAIVED…

9. DELEGATION TO THE BOARD OF DIRECTORS OF AUTHORITY TO DECIDE TO CARRY OUT INCREASES				FOR	FOR	WITH	ISSUER
IN THE SHARE CAPITAL BY INCORPORATION OF SHARE PREMIUM, RESERVES, PROFITS OR OTHER ITEMS.

10. POSSIBILITY OF ISSUING WITHOUT PREEMPTIVE RIGHTS, SHARES OR SECURITIES GIVING ACCESS				FOR	FOR	WITH	ISSUER
TO THE COMPANY'S CAPITAL OR TO SECURITIES GIVING ENTITLEMENT TO THE ALLOTMENT OF DEBT
SECURITIES AS CONSIDERATION FOR ASSETS TRANSFERRED TO THE COMPANY AS A CAPITAL
CONTRIBUTION IN KIND IN THE FORM OF SHARES OR SECURITIES GIVING ACCESS TO CAPITAL.

11. DELEGATION TO THE BOARD OF DIRECTORS OF AUTHORITY TO DECIDE TO CARRY OUT INCREASES				FOR	FOR	WITH	ISSUER
IN THE SHARE CAPITAL BY ISSUANCE OF SHARES RESERVED FOR EMPLOYEES WITH WAIVER OF
PREEMPTIVE RIGHTS IN THEIR FAVOR.

12. AUTH TO GRANT OPTIONS				FOR	FOR	WITH	ISSUER

13. AUTH. TO ALLOT EXISTING OR NEW CONSIDERATION FREE SHARES TO SALARIED EMPLOYEES.				FOR	FOR	WITH	ISSUER

14. AUTH. TO REDUCE SHARE CAPITAL BY CANCELLATION OF TREASURY SHARES				FOR	FOR	WITH	ISSUER

15. AUTH. TO THE BOARD IN THE EVENT OF A PUBLIC TENDER OFFER				FOR	FOR	WITH	ISSUER

16. AMENDMENT OT THE BYLAWS				FOR	FOR	WITH	ISSUER

17. POWERS FOR FORMALITIES				FOR	FOR	WITH	ISSUER

COLGATE PALMOLIVE

Ticker:	CL	Meeting Date:	5/31/2007
CUSIP	194162103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. A-H. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFY SELECTION OF PRICEWATERHOUSECOOPERS AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. SPECIAL SHAREHOLDER MEETINGS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

UNILEVER PLC

Ticker:	UL	Meeting Date:	5/16/2007
CUSIP	904767704

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE THE REPORT AND ACCOUNTS FOR THE YEAR ENDED 12/31/06				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE DIRECTORS REMUNERATION REPORT FOR THE YEAR ENDED 12/31/06				FOR	FOR	WITH	ISSUER

3. TO DECLARE A DIVIDEND ON THE ORDINARY SHARES				FOR	FOR	WITH	ISSUER

4.-15. DIRECTORS				FOR	FOR	WITH	ISSUER

19. TO RE-APPOINT PRICEWATERHOUSECOOPERS AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

20. TO AUTHORIZE THE DIRECTORS TO FIX THE REMUNERATION OF THE AUDITORS				FOR	FOR	WITH	ISSUER

21. TO RENEW THE AUTHORITY TO DIRECTORS TO ISSUE SHARES				FOR	FOR	WITH	ISSUER

22. TO RENEW THE AUTHORITY TO DIRECTORS TO DISAPPLY PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

23. TO RENEW AUTH. TO THE COMPANY TO PURCHASE ITS OWN SHARES				FOR	FOR	WITH	ISSUER

24. TO AMEND THE ARTICLES OF INCORPORATION				FOR	FOR	WITH	ISSUER

25. TO AMEND THE ARTICLES OF ASSOCIATION IN RELATION TO DIRECTORS REMUNERATION				FOR	FOR	WITH	ISSUER

26. TO APPROVE UNILEVER GLOBAL INCENTIVE PLAN 2007				FOR	FOR	WITH	ISSUER

PEARSON PLC

Ticker:	PSO	Meeting Date:	4/27/2007
CUSIP	705015105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE THE REPORT AND ACCOUNTS OF THE DIRECTORS AND AUDITORS				FOR	FOR	WITH	ISSUER

2-7. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

8. TO APPROVE THE DIRECTORS REMUNERATION REPORT FOR THE YEAR ENDED 12/31/06				FOR	FOR	WITH	ISSUER

9. TO REAPPOINT PWC AS AUDITORS				FOR	FOR	WITH	ISSUER

10. TO AUTH. DIRECTORS TO DETERMINE THE REMUNERATION OF THE AUDITORS				FOR	FOR	WITH	ISSUER

11. TO AUTH. DIRECTORS TO EXERCISE THE POWERS OF THE COMPANY TO ALLOT ORDINARY SHARES				FOR	FOR	WITH	ISSUER

12. TO INCREASE THE AUTHORIZED SHARE CAPITAL PF THE COMPANY				FOR	FOR	WITH	ISSUER

13. TO WAIVE THE PRE-EMPTION RIGHTS CONFERRED UNDER THE COMPANIES ACT 1985 TO A				FOR	FOR	WITH	ISSUER
LIMITED EXTENT

14. TO AUTH. COMPANY TO PURCHASE ITS OWN SHARES				FOR	FOR	WITH	ISSUER

15. TO AUTH. THE COMPANY TO SEND DOCUMENTS ELECTRONICALLY				FOR	FOR	WITH	ISSUER

INTEL CORPORATION

Ticker:	INTC	Meeting Date:	5/16/2007
CUSIP	458140100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1K. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF SELECTION OF ERNST& YOUNG AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. AMENDMENT AND EXTENSION OF THE 2006 EQUITY INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. APPROVAL OF THE 2007 EXECUTIVE OFFICER INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

5. STOCKHOLDER PROPOSAL REQUESTING LIMITATION ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

ALTRIA GROUP

Ticker:	MO	Meeting Date:	4/26/2007
CUSIP	02209S103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-.10. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF SELECTION OF INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

4. INFORMING CHILDREN OF THEIR RIGHTS IF FORCED TO INCUR SECONDHAND SMOKE				AGAINST	AGAINST	WITH	SHAREHOLDER

5. STOP ALL COMPANY-SPONSORED "CAMPAIGNS" ALLEGEDLY ORIENTED TO PREVENT YOUTH				AGAINST	AGAINST	WITH	SHAREHOLDER
FROM SMOKING

6. GET OUT OF TRADITIONAL TOBACCO BUSINESS				AGAINST	AGAINST	WITH	SHAREHOLDER

7. ANIMAL WELFARE POLICY				AGAINST	AGAINST	WITH	SHAREHOLDER

CHINA MOBILE

Ticker:	CHL	Meeting Date:	5/16/2007
CUSIP	16941M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE THE FINANCIAL STATEMENTS AND REPORT AND				FOR	FOR	WITH	ISSUER
ACCOUNTS OF THE DIRECTORS AND AUDITORS

2A. TO DECLARE A SPECIAL FINAL DIVIDEND FOR THE YEAR ENDED 12/31/06				FOR	FOR	WITH	ISSUER

2B. TO DECLARE A SPECIAL FINAL DIVIDEND FOR THE YEAR ENDED 12/31/06				FOR	FOR	WITH	ISSUER

3A.-3E. TO RE ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

4. TO REAPPOINT KPMG AS AUDITORS				FOR	FOR	WITH	ISSUER

5. TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES				FOR	FOR	WITH	ISSUER

6. TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL				FOR	FOR	WITH	ISSUER
SHARES

7. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ISSUE, ALLOT AND DEAL				FOR	FOR	WITH	ISSUER
WITH ADDITIONAL SHARES IN THE COMPANY.

INGERSOLL-RAND

Ticker:	IR	Meeting Date:	6/6/2007
CUSIP	G4776G101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-.10. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. ADOPTION OF THE INCENTIVES STOCK PLAN OF 2007				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF INDEPENDENT AUDITORS AND BOARD OF DIRECTORS TO FIX THE AUDITORS				FOR	FOR	WITH	ISSUER
REMUNERATION

4. REQUIRE A SHAREHOLDER VOTE ON AN ADVISORY RESOLUTION WITH RESPECT TO EXECUTIVE				AGAINST	AGAINST	WITH	SHAREHOLDER
COMPENSATION

CADBURY SCHWEPPES PLC

Ticker:	CSG	Meeting Date:	5/24/2007
CUSIP	127209302

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
RESOLUTIONS
1. FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. DECLARATION OF FINAL DIVIDEND				FOR	FOR	WITH	ISSUER

3. DIRECTORS REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

4.-10. RE-APPOINTMENT OF DIRECTORS				FOR	FOR	WITH	ISSUER

10. REMUNERATION OF AUDITORS				FOR	FOR	WITH	ISSUER

11. APPROVE PROPOSED AMENDMENTS				FOR	FOR	WITH	ISSUER

12. AUTH. TO ALLOT RELEVANT SECURITIES				FOR	FOR	WITH	ISSUER

13. AUTH. TO SERVE COMMUNICATIONS BY ELECTRONIC MEANS				FOR	FOR	WITH	ISSUER

14. AUTH TO ALLOT EQUITY SECURITIES				FOR	FOR	WITH	ISSUER

15. AUTH TO MAKE MARKET PURCHASES				FOR	FOR	WITH	ISSUER

BP PLC

Ticker:	BP	Meeting Date:	4/12/2007
CUSIP	055622104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE ANNUAL REPORT AND ACCOUNTS				FOR	FOR	WITH	ISSUER

2. APPROVE REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3.-16. APPROVE APPOINTMENT OF DIRECTORS				FOR	FOR	WITH	ISSUER

19. TO RE-APPOINT ERNST & YOUNG LLP AS AUDITORS				FOR	FOR	WITH	ISSUER

20. GIVE LIMITED AUTH TO MAKE POLITICAL DONATIONS AND INCUR POLITICAL EXPENDITURE				FOR	FOR	WITH	ISSUER

21. AUTH. USE OF ELECTRONIC COMMUNICATION				FOR	FOR	WITH	ISSUER

S22. SPECIAL RESOLUTION: ALLOT A LIMITED # OF SHARES FOR CASH FREE OF PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

23. GIVE AUTH. TO ALLOT SHARES UP TO A SPECIFIED AMOUNT				FOR	FOR	WITH	ISSUER

S24. SPECIAL RESOLUTION				FOR	FOR	WITH	ISSUER

ASTRAZENECA PLC

Ticker:	AZN	Meeting Date:	4/26/2007
CUSIP	046353108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE ANNUAL REPORT AND ACCOUNTS				FOR	FOR	WITH	ISSUER

2. TO CONFIRM DIVIDENDS				FOR	FOR	WITH	ISSUER

3. TO RE-APPOINT KPMG AUDIT AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

4. TO AUTH. DIRECTORS TO AGREE THE REMUNERATION OF THE AUDITOR				FOR	FOR	WITH	ISSUER

5. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

6. APPROVE DIRECTORS REMUNERATION REPORT FOR 12/31/2006				FOR	FOR	WITH	ISSUER

7. TO AUTH. LIMITED EU POLITICAL DONATIONS				FOR	FOR	WITH	ISSUER

8. TO AUTH. DIRECTORS TO ALLOT UNISSUED SHARES				FOR	FOR	WITH	ISSUER

9. TO AUTH. DIRECTORS TO DISAPPLY PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

10. TO AUTH. COMPANY TO PURCHASE ITS OWN SHARES				FOR	FOR	WITH	ISSUER

11. TO AUTH. ELECTRONIC COMMUNICATION				FOR	FOR	WITH	ISSUER

JOHNSON & JOHNSON

Ticker:	JNJ	Meeting Date:	4/26/2007
CUSIP	478160104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-.11. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPOINT PWC LLP AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. PROPOSAL ON MAJORITY VOTING REQUIREMENTS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. PROPOSAL ON SUPPLEMENTAL RETIREMENT PLAN				AGAINST	AGAINST	WITH	SHAREHOLDER

CNOOC LIMITED

Ticker:	CEO	Meeting Date:	5/25/2007
CUSIP	126132109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A1. RECEIVE ANNUAL REPORT AND ACCOUNTS				FOR	FOR	WITH	ISSUER

A2. TO CONFIRM DIVIDENDS				FOR	FOR	WITH	ISSUER

A3 A-E. RE-APPOINT DIRECTORS				FOR	FOR	WITH	ISSUER

A4. TO RE-APPOINT KPMG AUDIT AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

B1 TO GRANT GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES IN THE CAPITAL OF				FOR	FOR	WITH	ISSUER
THE COMPANY

B2. TO GRANT GENERAL MANDATE TO THE DIRECTORS TO ALLOT, ISSUE AND DEAL WITH ADDITIONAL				FOR	FOR	WITH	ISSUER
SHARES IN THE CAPITAL OF THE COMPANY

B3. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ALLOT, ISSUE AND DEAL				FOR	FOR	WITH	ISSUER
WITH SHARES BY THE NUMBER OF SHARES REPURCHASED

ILLINOIS TOOL WORKS

Ticker:	ITW	Meeting Date:	5/4/2007
CUSIP	452308109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-.10. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPOINT DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

NESTLE S. A.

Ticker:	NSRGY	Meeting Date:	4/19/2007
CUSIP	641069406

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE ANNUAL REPORT AND ACCOUNTS				FOR	FOR	WITH	ISSUER

2. RELEASE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE MANAGEMENT				FOR	FOR	WITH	ISSUER

3. APPROVAL OF THE APPROPRIATION OF PROFITS				FOR	FOR	WITH	ISSUER

4. CAPITAL REDUCTION AND CONSEQUENT AMENDMENT TO ARTICLE 5				FOR	FOR	WITH	ISSUER

5. RE-ELECTION OF BOARD MEMBERS				FOR	FOR	WITH	ISSUER

6. GIVE A PROXY TO INDEPENDENT REPRESENTATIVE				FOR	FOR	WITH	ISSUER

FIRST DATA CORPORATION

Ticker:	FDC	Meeting Date:	5/30/2007
CUSIP	319963104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.-4. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

5. APPROVAL OF AN INCREASE IN THE NUMBER OF SHARES ISSUABLE UNDER THE COMPANY'S				FOR	FOR	WITH	ISSUER
EMPLOYEE STOCK PURCHASE PLAN

6. APPROVAL OF THE 2006 NON-EMPLOYEE DIRECTOR EQUITY				FOR	FOR	WITH	ISSUER

7. APPROVAL OF AMENDMENTS TO THE COMPANY'S 2002 LONG-TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

8. THE RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

ANHEUSER-BUSCH COMPANIES

Ticker:	BUD	Meeting Date:	4/25/2007
CUSIP	035229103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-.06. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPROVAL OF 2007 EQUITY INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

3. APPROVAL OF GLOBAL EMPLOYEE STOCK PURCHASE PLAN				FOR	FOR	WITH	ISSUER

4. APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

5. A REPORT ON CHARITABLE CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

AMERICAN INTERNATIONAL GROUP

Ticker:	AIG	Meeting Date:	5/16/2007
CUSIP	026874107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-.15. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF PWC AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

3. ADOPTION OF 2007 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. PROPOSAL RELATING TO PERFORMANCE BASED STOCK OPTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUND

By: /s/ Arthur Q. Johnson

       Arthur Q. Johnson, President

Date:   8/6/07